Commitment and Contingencies - Additional Information (Detail)					1 Months Ended	12 Months Ended
	Jan. 08, 2020 USD ($)	Jan. 08, 2020 TWD ($)	Jan. 15, 2018 USD ($)	Jan. 15, 2018 TWD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Operating Leased Assets [Line Items]
Contractual obligation						$ 0
Revenue						6,645,000	$ 7,101,000	$ 11,596,000
Loss contingency, Obligated payment			$ 2,697,471	$ 79,477,648
Loss exceeding net worth						100,000
Subsequent Event
Operating Leased Assets [Line Items]
Litigation settlement, amount	$ 892,763	$ 27,084,180
License
Operating Leased Assets [Line Items]
Expected payment for incentive fee						30,000
Revenue						$ 500,000
License agreement extended commencement period						2020-01
License agreement extended expiration period						2022-01
License | Extended and Amended License Agreement | Subsequent Event
Operating Leased Assets [Line Items]
Expected payment for incentive fee					$ 30,000
Revenue					$ 500,000
License | Minimum
Operating Leased Assets [Line Items]
License agreement period						2018-01
License | Maximum
Operating Leased Assets [Line Items]
License agreement period						2020-01